Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000094853
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class A
Trading Symbol	LABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$102	0.98%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Assets within the Securitized sector had the greatest positive impact for the year. Names within asset-backed securities (ABS), collateralized mortgage-backed securities (CMBS) and collateralized loan obligations (CLO) were particularly additive.

•Investment grade corporate bonds were positive for the year, with names in the technology and banking sectors having the largest positive impact on performance.

Top Detractors from Performance

•Our emerging market credit exposure was slightly positive, however, less impactful than other sectors. At an industry level, exposure to the financial sector was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/2015	$9,574	$10,000	$10,000
01/2016	$9,483	$10,138	$10,000
02/2016	$9,382	$10,210	$10,003
03/2016	$9,577	$10,303	$10,007
04/2016	$9,751	$10,343	$10,010
05/2016	$9,822	$10,345	$10,011
06/2016	$9,809	$10,531	$10,015
07/2016	$9,922	$10,598	$10,017
08/2016	$10,024	$10,586	$10,019
09/2016	$10,072	$10,580	$10,024
10/2016	$10,103	$10,499	$10,027
11/2016	$10,134	$10,250	$10,028
12/2016	$10,203	$10,265	$10,033
01/2017	$10,224	$10,285	$10,037
02/2017	$10,286	$10,354	$10,041
03/2017	$10,306	$10,349	$10,043
04/2017	$10,327	$10,428	$10,050
05/2017	$10,348	$10,509	$10,055
06/2017	$10,323	$10,498	$10,063
07/2017	$10,376	$10,543	$10,072
08/2017	$10,365	$10,638	$10,081
09/2017	$10,467	$10,587	$10,090
10/2017	$10,499	$10,593	$10,099
11/2017	$10,520	$10,580	$10,107
12/2017	$10,521	$10,628	$10,119
01/2018	$10,617	$10,506	$10,131
02/2018	$10,595	$10,406	$10,140
03/2018	$10,630	$10,473	$10,154
04/2018	$10,672	$10,395	$10,168
05/2018	$10,662	$10,469	$10,183
06/2018	$10,627	$10,456	$10,200
07/2018	$10,702	$10,459	$10,216
08/2018	$10,648	$10,526	$10,235
09/2018	$10,697	$10,458	$10,251
10/2018	$10,697	$10,376	$10,268
11/2018	$10,654	$10,438	$10,289
12/2018	$10,562	$10,630	$10,308
01/2019	$10,704	$10,742	$10,329
02/2019	$10,726	$10,736	$10,347
03/2019	$10,744	$10,942	$10,370
04/2019	$10,788	$10,945	$10,390
05/2019	$10,788	$11,139	$10,413
06/2019	$10,883	$11,279	$10,436
07/2019	$10,872	$11,304	$10,455
08/2019	$10,838	$11,597	$10,477
09/2019	$10,858	$11,535	$10,495
10/2019	$10,836	$11,570	$10,515
11/2019	$10,847	$11,564	$10,528
12/2019	$10,940	$11,556	$10,543
01/2020	$11,008	$11,778	$10,557
02/2020	$11,019	$11,990	$10,573
03/2020	$10,335	$11,920	$10,604
04/2020	$10,596	$12,132	$10,605
05/2020	$10,902	$12,188	$10,605
06/2020	$11,159	$12,265	$10,606
07/2020	$11,433	$12,448	$10,608
08/2020	$11,524	$12,348	$10,609
09/2020	$11,492	$12,341	$10,610
10/2020	$11,503	$12,286	$10,612
11/2020	$11,859	$12,406	$10,612
12/2020	$12,031	$12,424	$10,614
01/2021	$12,031	$12,334	$10,615
02/2021	$12,042	$12,156	$10,616
03/2021	$12,008	$12,005	$10,616
04/2021	$12,101	$12,099	$10,616
05/2021	$12,159	$12,139	$10,617
06/2021	$12,240	$12,224	$10,616
07/2021	$12,240	$12,361	$10,617
08/2021	$12,286	$12,337	$10,617
09/2021	$12,240	$12,231	$10,618
10/2021	$12,181	$12,227	$10,617
11/2021	$12,041	$12,263	$10,618
12/2021	$12,160	$12,232	$10,619
01/2022	$11,972	$11,968	$10,618
02/2022	$11,783	$11,835	$10,620
03/2022	$11,631	$11,506	$10,623
04/2022	$11,442	$11,069	$10,625
05/2022	$11,430	$11,141	$10,632
06/2022	$11,007	$10,966	$10,634
07/2022	$11,234	$11,234	$10,640
08/2022	$11,210	$10,917	$10,657
09/2022	$10,919	$10,445	$10,683
10/2022	$10,967	$10,310	$10,700
11/2022	$11,135	$10,689	$10,735
12/2022	$11,152	$10,641	$10,773
01/2023	$11,469	$10,968	$10,807
02/2023	$11,359	$10,684	$10,842
03/2023	$11,341	$10,956	$10,889
04/2023	$11,390	$11,022	$10,923
05/2023	$11,267	$10,902	$10,966
06/2023	$11,322	$10,863	$11,016
07/2023	$11,471	$10,856	$11,060
08/2023	$11,484	$10,786	$11,110
09/2023	$11,461	$10,512	$11,161
10/2023	$11,360	$10,346	$11,211
11/2023	$11,675	$10,815	$11,261
12/2023	$12,010	$11,229	$11,314
01/2024	$12,087	$11,198	$11,362
02/2024	$12,062	$11,040	$11,409
03/2024	$12,147	$11,142	$11,460
04/2024	$12,069	$10,860	$11,509
05/2024	$12,199	$11,044	$11,564
06/2024	$12,292	$11,149	$11,611
07/2024	$12,517	$11,409	$11,663
08/2024	$12,701	$11,573	$11,719
09/2024	$12,910	$11,728	$11,770
10/2024	$12,856	$11,437	$11,815
11/2024	$12,977	$11,558	$11,860
12/2024	$12,983	$11,369	$11,908
01/2025	$13,064	$11,430	$11,952
02/2025	$13,186	$11,681	$11,990
03/2025	$13,192	$11,685	$12,030
04/2025	$13,234	$11,731	$12,071
05/2025	$13,357	$11,647	$12,115
06/2025	$13,512	$11,826	$12,155
07/2025	$13,582	$11,795	$12,197
08/2025	$13,762	$11,936	$12,245
09/2025	$13,845	$12,067	$12,286
10/2025	$13,887	$12,142	$12,328
11/2025	$13,999	$12,217	$12,362
12/2025	$14,059	$12,199	$12,405

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/30/10
Class A at NAV	8.29%	3.16%	3.92%	3.23%
Class A with 4.25% MSCFootnote Reference1	3.73%	2.28%	3.47%	2.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
ICE BofA U.S. 3-Month Treasury Bill Index	4.18%	3.17%	2.18%	-%

Performance Inception Date	Sep. 30, 2010
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,037,161,992
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 4,546,483
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,037,161,992
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	883
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,546,483

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.0%
Equity-Linked Notes	3.0%
Pharmaceuticals	3.1%
ABS Car Loan	3.1%
Sovereigns	3.5%
Non-Agency Commercial Mortgage-Backed Securities	3.5%
Cable Satellite	3.6%
Technology	6.1%
Collateralized Loan Obligations	6.8%
ABS Other	6.9%
Treasuries	25.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, futures contracts, forward foreign currency contracts and swap agreements)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.3
U.S. Treasury	21.4
Not ratedFootnote Reference^	21.1
CCC	2.0
B	5.4
BB	11.7
BBB	22.0
A	8.7
AA	3.5
AAA	0.9
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094854
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class C
Trading Symbol	LABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$179	1.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Assets within the Securitized sector had the greatest positive impact for the year. Names within asset-backed securities (ABS), collateralized mortgage-backed securities (CMBS) and collateralized loan obligations (CLO) were particularly additive.

•Investment grade corporate bonds were positive for the year, with names in the technology and banking sectors having the largest positive impact on performance.

Top Detractors from Performance

•Our emerging market credit exposure was slightly positive, however, less impactful than other sectors. At an industry level, exposure to the financial sector was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,904	$10,138	$10,000
02/2016	$9,788	$10,210	$10,003
03/2016	$9,985	$10,303	$10,007
04/2016	$10,156	$10,343	$10,010
05/2016	$10,220	$10,345	$10,011
06/2016	$10,208	$10,531	$10,015
07/2016	$10,315	$10,598	$10,017
08/2016	$10,411	$10,586	$10,019
09/2016	$10,454	$10,580	$10,024
10/2016	$10,486	$10,499	$10,027
11/2016	$10,518	$10,250	$10,028
12/2016	$10,570	$10,265	$10,033
01/2017	$10,591	$10,285	$10,037
02/2017	$10,645	$10,354	$10,041
03/2017	$10,657	$10,349	$10,043
04/2017	$10,678	$10,428	$10,050
05/2017	$10,689	$10,509	$10,055
06/2017	$10,664	$10,498	$10,063
07/2017	$10,707	$10,543	$10,072
08/2017	$10,685	$10,638	$10,081
09/2017	$10,792	$10,587	$10,090
10/2017	$10,814	$10,593	$10,099
11/2017	$10,824	$10,580	$10,107
12/2017	$10,826	$10,628	$10,119
01/2018	$10,914	$10,506	$10,131
02/2018	$10,881	$10,406	$10,140
03/2018	$10,907	$10,473	$10,154
04/2018	$10,951	$10,395	$10,168
05/2018	$10,929	$10,469	$10,183
06/2018	$10,892	$10,456	$10,200
07/2018	$10,970	$10,459	$10,216
08/2018	$10,903	$10,526	$10,235
09/2018	$10,943	$10,458	$10,251
10/2018	$10,931	$10,376	$10,268
11/2018	$10,876	$10,438	$10,289
12/2018	$10,781	$10,630	$10,308
01/2019	$10,893	$10,742	$10,329
02/2019	$10,916	$10,736	$10,347
03/2019	$10,912	$10,942	$10,370
04/2019	$10,991	$10,945	$10,390
05/2019	$10,979	$11,139	$10,413
06/2019	$11,078	$11,279	$10,436
07/2019	$11,055	$11,304	$10,455
08/2019	$11,009	$11,597	$10,477
09/2019	$11,020	$11,535	$10,495
10/2019	$11,008	$11,570	$10,515
11/2019	$11,008	$11,564	$10,528
12/2019	$11,091	$11,556	$10,543
01/2020	$11,148	$11,778	$10,557
02/2020	$11,160	$11,990	$10,573
03/2020	$10,446	$11,920	$10,604
04/2020	$10,711	$12,132	$10,605
05/2020	$11,022	$12,188	$10,605
06/2020	$11,274	$12,265	$10,606
07/2020	$11,539	$12,448	$10,608
08/2020	$11,620	$12,348	$10,609
09/2020	$11,582	$12,341	$10,610
10/2020	$11,582	$12,286	$10,612
11/2020	$11,941	$12,406	$10,612
12/2020	$12,102	$12,424	$10,614
01/2021	$12,090	$12,334	$10,615
02/2021	$12,102	$12,156	$10,616
03/2021	$12,066	$12,005	$10,616
04/2021	$12,136	$12,099	$10,616
05/2021	$12,194	$12,139	$10,617
06/2021	$12,258	$12,224	$10,616
07/2021	$12,258	$12,361	$10,617
08/2021	$12,293	$12,337	$10,617
09/2021	$12,245	$12,231	$10,618
10/2021	$12,175	$12,227	$10,617
11/2021	$12,023	$12,263	$10,618
12/2021	$12,138	$12,232	$10,619
01/2022	$11,938	$11,968	$10,618
02/2022	$11,750	$11,835	$10,620
03/2022	$11,588	$11,506	$10,623
04/2022	$11,387	$11,069	$10,625
05/2022	$11,376	$11,141	$10,632
06/2022	$10,944	$10,966	$10,634
07/2022	$11,158	$11,234	$10,640
08/2022	$11,134	$10,917	$10,657
09/2022	$10,845	$10,445	$10,683
10/2022	$10,881	$10,310	$10,700
11/2022	$11,036	$10,689	$10,735
12/2022	$11,058	$10,641	$10,773
01/2023	$11,360	$10,968	$10,807
02/2023	$11,239	$10,684	$10,842
03/2023	$11,214	$10,956	$10,889
04/2023	$11,251	$11,022	$10,923
05/2023	$11,129	$10,902	$10,966
06/2023	$11,171	$10,863	$11,016
07/2023	$11,319	$10,856	$11,060
08/2023	$11,319	$10,786	$11,110
09/2023	$11,287	$10,512	$11,161
10/2023	$11,175	$10,346	$11,211
11/2023	$11,486	$10,815	$11,261
12/2023	$11,806	$11,229	$11,314
01/2024	$11,882	$11,198	$11,362
02/2024	$11,857	$11,040	$11,409
03/2024	$11,941	$11,142	$11,460
04/2024	$11,864	$10,860	$11,509
05/2024	$11,992	$11,044	$11,564
06/2024	$12,084	$11,149	$11,611
07/2024	$12,304	$11,409	$11,663
08/2024	$12,486	$11,573	$11,719
09/2024	$12,691	$11,728	$11,770
10/2024	$12,638	$11,437	$11,815
11/2024	$12,756	$11,558	$11,860
12/2024	$12,762	$11,369	$11,908
01/2025	$12,842	$11,430	$11,952
02/2025	$12,962	$11,681	$11,990
03/2025	$12,968	$11,685	$12,030
04/2025	$13,009	$11,731	$12,071
05/2025	$13,130	$11,647	$12,115
06/2025	$13,283	$11,826	$12,155
07/2025	$13,351	$11,795	$12,197
08/2025	$13,528	$11,936	$12,245
09/2025	$13,610	$12,067	$12,286
10/2025	$13,651	$12,142	$12,328
11/2025	$13,761	$12,217	$12,362
12/2025	$13,820	$12,199	$12,405

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/30/10
Class C at NAV	7.48%	2.39%	3.29%	2.81%
Class C with 1.00% CDSCFootnote Reference1	6.48%	2.39%	3.29%	2.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
ICE BofA U.S. 3-Month Treasury Bill Index	4.18%	3.17%	2.18%	-%

Performance Inception Date	Sep. 30, 2010
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,037,161,992
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 4,546,483
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,037,161,992
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	883
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,546,483

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.0%
Equity-Linked Notes	3.0%
Pharmaceuticals	3.1%
ABS Car Loan	3.1%
Sovereigns	3.5%
Non-Agency Commercial Mortgage-Backed Securities	3.5%
Cable Satellite	3.6%
Technology	6.1%
Collateralized Loan Obligations	6.8%
ABS Other	6.9%
Treasuries	25.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, futures contracts, forward foreign currency contracts and swap agreements)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.3
U.S. Treasury	21.4
Not ratedFootnote Reference^	21.1
CCC	2.0
B	5.4
BB	11.7
BBB	22.0
A	8.7
AA	3.5
AAA	0.9
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190722
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class N
Trading Symbol	LASNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$71	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Assets within the Securitized sector had the greatest positive impact for the year. Names within asset-backed securities (ABS), collateralized mortgage-backed securities (CMBS) and collateralized loan obligations (CLO) were particularly additive.

•Investment grade corporate bonds were positive for the year, with names in the technology and banking sectors having the largest positive impact on performance.

Top Detractors from Performance

•Our emerging market credit exposure was slightly positive, however, less impactful than other sectors. At an industry level, exposure to the financial sector was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
05/2017	$10,000	$10,000	$10,000
05/2017	$10,010	$10,099	$10,006
06/2017	$9,993	$10,089	$10,014
07/2017	$10,044	$10,132	$10,023
08/2017	$10,034	$10,223	$10,032
09/2017	$10,140	$10,174	$10,041
10/2017	$10,171	$10,180	$10,050
11/2017	$10,192	$10,167	$10,058
12/2017	$10,201	$10,214	$10,069
01/2018	$10,294	$10,096	$10,081
02/2018	$10,273	$10,001	$10,091
03/2018	$10,313	$10,065	$10,104
04/2018	$10,355	$9,990	$10,118
05/2018	$10,345	$10,061	$10,133
06/2018	$10,318	$10,049	$10,150
07/2018	$10,402	$10,051	$10,166
08/2018	$10,350	$10,116	$10,185
09/2018	$10,394	$10,051	$10,200
10/2018	$10,394	$9,971	$10,218
11/2018	$10,352	$10,031	$10,239
12/2018	$10,270	$10,215	$10,258
01/2019	$10,409	$10,324	$10,278
02/2019	$10,441	$10,318	$10,296
03/2019	$10,454	$10,516	$10,318
04/2019	$10,497	$10,518	$10,339
05/2019	$10,508	$10,705	$10,362
06/2019	$10,609	$10,840	$10,384
07/2019	$10,598	$10,863	$10,404
08/2019	$10,555	$11,145	$10,425
09/2019	$10,584	$11,085	$10,444
10/2019	$10,573	$11,119	$10,464
11/2019	$10,584	$11,113	$10,477
12/2019	$10,672	$11,105	$10,492
01/2020	$10,750	$11,319	$10,506
02/2020	$10,761	$11,523	$10,521
03/2020	$10,091	$11,455	$10,552
04/2020	$10,347	$11,659	$10,553
05/2020	$10,657	$11,713	$10,553
06/2020	$10,906	$11,787	$10,554
07/2020	$11,174	$11,963	$10,556
08/2020	$11,264	$11,866	$10,557
09/2020	$11,241	$11,860	$10,559
10/2020	$11,252	$11,807	$10,560
11/2020	$11,600	$11,923	$10,561
12/2020	$11,778	$11,939	$10,562
01/2021	$11,767	$11,854	$10,563
02/2021	$11,801	$11,682	$10,564
03/2021	$11,764	$11,536	$10,564
04/2021	$11,855	$11,628	$10,565
05/2021	$11,912	$11,666	$10,565
06/2021	$11,989	$11,748	$10,564
07/2021	$12,000	$11,879	$10,565
08/2021	$12,046	$11,856	$10,565
09/2021	$12,009	$11,754	$10,566
10/2021	$11,952	$11,750	$10,565
11/2021	$11,814	$11,785	$10,566
12/2021	$11,940	$11,755	$10,567
01/2022	$11,755	$11,502	$10,566
02/2022	$11,570	$11,373	$10,568
03/2022	$11,429	$11,057	$10,571
04/2022	$11,242	$10,638	$10,573
05/2022	$11,242	$10,706	$10,580
06/2022	$10,823	$10,538	$10,582
07/2022	$11,047	$10,796	$10,588
08/2022	$11,023	$10,491	$10,605
09/2022	$10,745	$10,038	$10,631
10/2022	$10,792	$9,908	$10,648
11/2022	$10,958	$10,272	$10,682
12/2022	$10,985	$10,226	$10,721
01/2023	$11,298	$10,540	$10,754
02/2023	$11,189	$10,268	$10,789
03/2023	$11,179	$10,529	$10,836
04/2023	$11,228	$10,592	$10,870
05/2023	$11,106	$10,477	$10,912
06/2023	$11,169	$10,440	$10,962
07/2023	$11,317	$10,432	$11,006
08/2023	$11,330	$10,366	$11,056
09/2023	$11,304	$10,102	$11,106
10/2023	$11,204	$9,943	$11,156
11/2023	$11,528	$10,393	$11,206
12/2023	$11,857	$10,791	$11,258
01/2024	$11,934	$10,761	$11,306
02/2024	$11,921	$10,609	$11,353
03/2024	$12,001	$10,707	$11,404
04/2024	$11,924	$10,437	$11,453
05/2024	$12,066	$10,614	$11,508
06/2024	$12,154	$10,714	$11,555
07/2024	$12,377	$10,965	$11,606
08/2024	$12,573	$11,122	$11,662
09/2024	$12,776	$11,271	$11,712
10/2024	$12,723	$10,992	$11,757
11/2024	$12,856	$11,108	$11,802
12/2024	$12,859	$10,926	$11,850
01/2025	$12,940	$10,984	$11,893
02/2025	$13,061	$11,226	$11,931
03/2025	$13,076	$11,230	$11,971
04/2025	$13,131	$11,274	$12,012
05/2025	$13,253	$11,193	$12,056
06/2025	$13,405	$11,365	$12,095
07/2025	$13,474	$11,335	$12,137
08/2025	$13,653	$11,471	$12,185
09/2025	$13,744	$11,596	$12,226
10/2025	$13,786	$11,668	$12,268
11/2025	$13,897	$11,741	$12,302
12/2025	$13,968	$11,724	$12,345

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	8.62%	3.47%	3.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.84%
ICE BofA U.S. 3-Month Treasury Bill Index	4.18%	3.17%	2.45%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,037,161,992
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 4,546,483
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,037,161,992
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	883
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,546,483

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.0%
Equity-Linked Notes	3.0%
Pharmaceuticals	3.1%
ABS Car Loan	3.1%
Sovereigns	3.5%
Non-Agency Commercial Mortgage-Backed Securities	3.5%
Cable Satellite	3.6%
Technology	6.1%
Collateralized Loan Obligations	6.8%
ABS Other	6.9%
Treasuries	25.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, futures contracts, forward foreign currency contracts and swap agreements)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.3
U.S. Treasury	21.4
Not ratedFootnote Reference^	21.1
CCC	2.0
B	5.4
BB	11.7
BBB	22.0
A	8.7
AA	3.5
AAA	0.9
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094855
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class Y
Trading Symbol	LASYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$76	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Assets within the Securitized sector had the greatest positive impact for the year. Names within asset-backed securities (ABS), collateralized mortgage-backed securities (CMBS) and collateralized loan obligations (CLO) were particularly additive.

•Investment grade corporate bonds were positive for the year, with names in the technology and banking sectors having the largest positive impact on performance.

Top Detractors from Performance

•Our emerging market credit exposure was slightly positive, however, less impactful than other sectors. At an industry level, exposure to the financial sector was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,905	$10,138	$10,000
02/2016	$9,809	$10,210	$10,003
03/2016	$10,011	$10,303	$10,007
04/2016	$10,192	$10,343	$10,010
05/2016	$10,267	$10,345	$10,011
06/2016	$10,260	$10,531	$10,015
07/2016	$10,378	$10,598	$10,017
08/2016	$10,485	$10,586	$10,019
09/2016	$10,531	$10,580	$10,024
10/2016	$10,574	$10,499	$10,027
11/2016	$10,618	$10,250	$10,028
12/2016	$10,686	$10,265	$10,033
01/2017	$10,708	$10,285	$10,037
02/2017	$10,773	$10,354	$10,041
03/2017	$10,801	$10,349	$10,043
04/2017	$10,823	$10,428	$10,050
05/2017	$10,845	$10,509	$10,055
06/2017	$10,825	$10,498	$10,063
07/2017	$10,880	$10,543	$10,072
08/2017	$10,869	$10,638	$10,081
09/2017	$10,983	$10,587	$10,090
10/2017	$11,016	$10,593	$10,099
11/2017	$11,039	$10,580	$10,107
12/2017	$11,047	$10,628	$10,119
01/2018	$11,136	$10,506	$10,131
02/2018	$11,125	$10,406	$10,140
03/2018	$11,157	$10,473	$10,154
04/2018	$11,213	$10,395	$10,168
05/2018	$11,202	$10,469	$10,183
06/2018	$11,172	$10,456	$10,200
07/2018	$11,251	$10,459	$10,216
08/2018	$11,194	$10,526	$10,235
09/2018	$11,253	$10,458	$10,251
10/2018	$11,242	$10,376	$10,268
11/2018	$11,196	$10,438	$10,289
12/2018	$11,105	$10,630	$10,308
01/2019	$11,267	$10,742	$10,329
02/2019	$11,302	$10,736	$10,347
03/2019	$11,315	$10,942	$10,370
04/2019	$11,361	$10,945	$10,390
05/2019	$11,361	$11,139	$10,413
06/2019	$11,469	$11,279	$10,436
07/2019	$11,457	$11,304	$10,455
08/2019	$11,422	$11,597	$10,477
09/2019	$11,439	$11,535	$10,495
10/2019	$11,427	$11,570	$10,515
11/2019	$11,439	$11,564	$10,528
12/2019	$11,545	$11,556	$10,543
01/2020	$11,616	$11,778	$10,557
02/2020	$11,628	$11,990	$10,573
03/2020	$10,902	$11,920	$10,604
04/2020	$11,178	$12,132	$10,605
05/2020	$11,515	$12,188	$10,605
06/2020	$11,782	$12,265	$10,606
07/2020	$12,084	$12,448	$10,608
08/2020	$12,181	$12,348	$10,609
09/2020	$12,142	$12,341	$10,610
10/2020	$12,154	$12,286	$10,612
11/2020	$12,543	$12,406	$10,612
12/2020	$12,722	$12,424	$10,614
01/2021	$12,722	$12,334	$10,615
02/2021	$12,746	$12,156	$10,616
03/2021	$12,716	$12,005	$10,616
04/2021	$12,802	$12,099	$10,616
05/2021	$12,876	$12,139	$10,617
06/2021	$12,958	$12,224	$10,616
07/2021	$12,970	$12,361	$10,617
08/2021	$13,020	$12,337	$10,617
09/2021	$12,966	$12,231	$10,618
10/2021	$12,904	$12,227	$10,617
11/2021	$12,768	$12,263	$10,618
12/2021	$12,890	$12,232	$10,619
01/2022	$12,690	$11,968	$10,618
02/2022	$12,502	$11,835	$10,620
03/2022	$12,335	$11,506	$10,623
04/2022	$12,134	$11,069	$10,625
05/2022	$12,134	$11,141	$10,632
06/2022	$11,679	$10,966	$10,634
07/2022	$11,920	$11,234	$10,640
08/2022	$11,908	$10,917	$10,657
09/2022	$11,605	$10,445	$10,683
10/2022	$11,644	$10,310	$10,700
11/2022	$11,836	$10,689	$10,735
12/2022	$11,862	$10,641	$10,773
01/2023	$12,188	$10,968	$10,807
02/2023	$12,083	$10,684	$10,842
03/2023	$12,058	$10,956	$10,889
04/2023	$12,111	$11,022	$10,923
05/2023	$11,993	$10,902	$10,966
06/2023	$12,046	$10,863	$11,016
07/2023	$12,206	$10,856	$11,060
08/2023	$12,232	$10,786	$11,110
09/2023	$12,203	$10,512	$11,161
10/2023	$12,095	$10,346	$11,211
11/2023	$12,432	$10,815	$11,261
12/2023	$12,799	$11,229	$11,314
01/2024	$12,882	$11,198	$11,362
02/2024	$12,854	$11,040	$11,409
03/2024	$12,953	$11,142	$11,460
04/2024	$12,870	$10,860	$11,509
05/2024	$13,023	$11,044	$11,564
06/2024	$13,117	$11,149	$11,611
07/2024	$13,343	$11,409	$11,663
08/2024	$13,555	$11,573	$11,719
09/2024	$13,772	$11,728	$11,770
10/2024	$13,729	$11,437	$11,815
11/2024	$13,858	$11,558	$11,860
12/2024	$13,860	$11,369	$11,908
01/2025	$13,962	$11,430	$11,952
02/2025	$14,078	$11,681	$11,990
03/2025	$14,093	$11,685	$12,030
04/2025	$14,151	$11,731	$12,071
05/2025	$14,284	$11,647	$12,115
06/2025	$14,460	$11,826	$12,155
07/2025	$14,520	$11,795	$12,197
08/2025	$14,713	$11,936	$12,245
09/2025	$14,809	$12,067	$12,286
10/2025	$14,870	$12,142	$12,328
11/2025	$14,975	$12,217	$12,362
12/2025	$15,049	$12,199	$12,405

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/30/10
Class Y	8.58%	3.42%	4.17%	3.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%
ICE BofA U.S. 3-Month Treasury Bill Index	4.18%	3.17%	2.18%	-%

Performance Inception Date	Sep. 30, 2010
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,037,161,992
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 4,546,483
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,037,161,992
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	883
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,546,483

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.0%
Equity-Linked Notes	3.0%
Pharmaceuticals	3.1%
ABS Car Loan	3.1%
Sovereigns	3.5%
Non-Agency Commercial Mortgage-Backed Securities	3.5%
Cable Satellite	3.6%
Technology	6.1%
Collateralized Loan Obligations	6.8%
ABS Other	6.9%
Treasuries	25.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, futures contracts, forward foreign currency contracts and swap agreements)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.3
U.S. Treasury	21.4
Not ratedFootnote Reference^	21.1
CCC	2.0
B	5.4
BB	11.7
BBB	22.0
A	8.7
AA	3.5
AAA	0.9
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000021802
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class A
Trading Symbol	NEFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$111	1.03%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Warner Bros Discovery was a contributor during the year. The media group’s stock price surged as multiple parties submitted offers to acquire parts of the business. WBD agreed to sell its Streaming and Studios business to Netflix and spin off the Global Networks business to shareholders. Paramount Skydance made a direct $30 per share offer for the entire company. We are pleased with the WBD board's steps to unlock shareholder value and will continue to monitor developments and appreciate WBD's solid results throughout the year.

Alphabet was a contributor during the year. The technology conglomerate, saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case. Innovations in Google Search are boosting engagement and revenue, while Cloud growth is accelerating with strong AI workload demand. We believe Alphabet is undervalued and see potential for its AI leadership to drive further portfolio gains.

Top Detractors from Performance

Fiserv was a detractor during the year. The financial software and payment processing company’s stock dropped after disappointing Q3 earnings and reduced growth expectations. Despite this, the company remains strong with valuable assets. Recent management upgrades and insider stock purchases are positive signs. New management expects mid-single-digit revenue growth and double-digit earnings per share (EPS) growth in 2026. With shares trading at a low EPS multiple, the risk/reward is attractive.

Centene was another detractor during the year. The managed care company’s stock price stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its Medicaid and Marketplace businesses. While the current valuation suggests structural issues, we believe these are temporary. However, we eliminated our position in favor of more attractive managed care stocks.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index
12/2015	$9,423	$10,000
01/2016	$8,736	$9,504
02/2016	$8,626	$9,491
03/2016	$9,353	$10,135
04/2016	$9,515	$10,174
05/2016	$9,716	$10,357
06/2016	$9,469	$10,384
07/2016	$9,967	$10,766
08/2016	$10,178	$10,782
09/2016	$10,301	$10,784
10/2016	$10,255	$10,587
11/2016	$10,979	$10,979
12/2016	$11,155	$11,196
01/2017	$11,296	$11,408
02/2017	$11,609	$11,861
03/2017	$11,604	$11,875
04/2017	$11,677	$11,997
05/2017	$11,810	$12,166
06/2017	$12,043	$12,242
07/2017	$12,365	$12,494
08/2017	$12,291	$12,532
09/2017	$12,725	$12,790
10/2017	$13,006	$13,089
11/2017	$13,228	$13,490
12/2017	$13,469	$13,640
01/2018	$14,406	$14,421
02/2018	$13,769	$13,890
03/2018	$13,311	$13,537
04/2018	$13,309	$13,589
05/2018	$13,619	$13,916
06/2018	$13,586	$14,002
07/2018	$13,941	$14,523
08/2018	$14,179	$14,996
09/2018	$14,140	$15,081
10/2018	$12,849	$14,050
11/2018	$13,065	$14,337
12/2018	$11,717	$13,042
01/2019	$13,109	$14,087
02/2019	$13,308	$14,540
03/2019	$13,218	$14,822
04/2019	$13,980	$15,422
05/2019	$12,659	$14,442
06/2019	$13,651	$15,460
07/2019	$13,828	$15,682
08/2019	$13,057	$15,434
09/2019	$13,341	$15,723
10/2019	$13,765	$16,063
11/2019	$14,460	$16,646
12/2019	$14,853	$17,149
01/2020	$14,437	$17,142
02/2020	$13,219	$15,731
03/2020	$10,434	$13,788
04/2020	$12,118	$15,555
05/2020	$12,661	$16,296
06/2020	$12,807	$16,620
07/2020	$13,245	$17,558
08/2020	$14,173	$18,820
09/2020	$13,569	$18,105
10/2020	$13,543	$17,623
11/2020	$15,916	$19,552
12/2020	$16,786	$20,304
01/2021	$16,605	$20,099
02/2021	$18,328	$20,653
03/2021	$19,377	$21,558
04/2021	$20,414	$22,708
05/2021	$21,168	$22,867
06/2021	$21,110	$23,401
07/2021	$21,255	$23,956
08/2021	$21,952	$24,685
09/2021	$21,487	$23,537
10/2021	$22,721	$25,186
11/2021	$21,495	$25,011
12/2021	$22,489	$26,132
01/2022	$22,388	$24,780
02/2022	$22,063	$24,038
03/2022	$21,986	$24,931
04/2022	$20,013	$22,757
05/2022	$20,672	$22,798
06/2022	$18,099	$20,916
07/2022	$19,856	$22,845
08/2022	$19,636	$21,913
09/2022	$17,683	$19,895
10/2022	$19,628	$21,506
11/2022	$20,742	$22,708
12/2022	$19,498	$21,399
01/2023	$22,013	$22,744
02/2023	$21,416	$22,189
03/2023	$21,045	$23,004
04/2023	$21,380	$23,363
05/2023	$21,262	$23,464
06/2023	$22,900	$25,015
07/2023	$24,157	$25,818
08/2023	$23,606	$25,407
09/2023	$22,646	$24,196
10/2023	$21,877	$23,687
11/2023	$23,976	$25,850
12/2023	$25,534	$27,025
01/2024	$25,694	$27,479
02/2024	$26,575	$28,946
03/2024	$28,224	$29,878
04/2024	$26,947	$28,657
05/2024	$27,173	$30,078
06/2024	$27,023	$31,157
07/2024	$28,776	$31,537
08/2024	$29,050	$32,302
09/2024	$29,012	$32,992
10/2024	$29,248	$32,692
11/2024	$31,331	$34,611
12/2024	$29,573	$33,786
01/2025	$31,097	$34,727
02/2025	$30,966	$34,274
03/2025	$29,934	$32,343
04/2025	$28,688	$32,124
05/2025	$30,066	$34,146
06/2025	$31,403	$35,882
07/2025	$31,515	$36,687
08/2025	$32,608	$37,431
09/2025	$32,434	$38,797
10/2025	$31,852	$39,706
11/2025	$32,587	$39,803
12/2025	$33,968	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class A at NAV	14.86%	15.14%	13.68%	11.64%
Class A with 5.75% MSCFootnote Reference1	8.26%	13.78%	13.01%	11.56%
S&P 500® Index	17.88%	14.42%	14.82%	-%

Performance Inception Date	Jul. 18, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,201,372,537
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 6,762,075
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,201,372,537
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$6,762,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	47.1%
Beverages	3.4%
Health Care Equipment & Supplies	4.6%
Consumer Finance	5.0%
Financial Services	5.1%
Insurance	6.6%
Banks	8.1%
Capital Markets	9.5%
Oil, Gas & Consumable Fuels	10.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

ConocoPhillips	2.8%
Airbnb, Inc., Class A	2.8%
Merck & Co., Inc.	2.7%
Intercontinental Exchange, Inc.	2.7%
Willis Towers Watson PLC	2.7%
Salesforce, Inc.	2.7%
Targa Resources Corp.	2.7%
Citigroup, Inc.	2.6%
Keurig Dr. Pepper, Inc.	2.5%
Elevance Health, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000021804
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class C
Trading Symbol	NECOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$190	1.78%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Warner Bros Discovery was a contributor during the year. The media group’s stock price surged as multiple parties submitted offers to acquire parts of the business. WBD agreed to sell its Streaming and Studios business to Netflix and spin off the Global Networks business to shareholders. Paramount Skydance made a direct $30 per share offer for the entire company. We are pleased with the WBD board's steps to unlock shareholder value and will continue to monitor developments and appreciate WBD's solid results throughout the year.

Alphabet was a contributor during the year. The technology conglomerate, saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case. Innovations in Google Search are boosting engagement and revenue, while Cloud growth is accelerating with strong AI workload demand. We believe Alphabet is undervalued and see potential for its AI leadership to drive further portfolio gains.

Top Detractors from Performance

Fiserv was a detractor during the year. The financial software and payment processing company’s stock dropped after disappointing Q3 earnings and reduced growth expectations. Despite this, the company remains strong with valuable assets. Recent management upgrades and insider stock purchases are positive signs. New management expects mid-single-digit revenue growth and double-digit earnings per share (EPS) growth in 2026. With shares trading at a low EPS multiple, the risk/reward is attractive.

Centene was another detractor during the year. The managed care company’s stock price stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its Medicaid and Marketplace businesses. While the current valuation suggests structural issues, we believe these are temporary. However, we eliminated our position in favor of more attractive managed care stocks.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	S&P 500® Index
12/2015	$10,000	$10,000
01/2016	$9,261	$9,504
02/2016	$9,141	$9,491
03/2016	$9,910	$10,135
04/2016	$10,074	$10,174
05/2016	$10,278	$10,357
06/2016	$10,012	$10,384
07/2016	$10,531	$10,766
08/2016	$10,740	$10,782
09/2016	$10,870	$10,784
10/2016	$10,808	$10,587
11/2016	$11,567	$10,979
12/2016	$11,745	$11,196
01/2017	$11,889	$11,408
02/2017	$12,207	$11,861
03/2017	$12,194	$11,875
04/2017	$12,270	$11,997
05/2017	$12,396	$12,166
06/2017	$12,637	$12,242
07/2017	$12,960	$12,494
08/2017	$12,878	$12,532
09/2017	$13,328	$12,790
10/2017	$13,613	$13,089
11/2017	$13,835	$13,490
12/2017	$14,076	$13,640
01/2018	$15,048	$14,421
02/2018	$14,376	$13,890
03/2018	$13,887	$13,537
04/2018	$13,878	$13,589
05/2018	$14,190	$13,916
06/2018	$14,150	$14,002
07/2018	$14,503	$14,523
08/2018	$14,749	$14,996
09/2018	$14,696	$15,081
10/2018	$13,345	$14,050
11/2018	$13,565	$14,337
12/2018	$12,158	$13,042
01/2019	$13,588	$14,087
02/2019	$13,792	$14,540
03/2019	$13,690	$14,822
04/2019	$14,466	$15,422
05/2019	$13,093	$14,442
06/2019	$14,111	$15,460
07/2019	$14,289	$15,682
08/2019	$13,479	$15,434
09/2019	$13,764	$15,723
10/2019	$14,188	$16,063
11/2019	$14,898	$16,646
12/2019	$15,297	$17,149
01/2020	$14,852	$17,142
02/2020	$13,591	$15,731
03/2020	$10,729	$13,788
04/2020	$12,447	$15,555
05/2020	$12,998	$16,296
06/2020	$13,136	$16,620
07/2020	$13,581	$17,558
08/2020	$14,521	$18,820
09/2020	$13,897	$18,105
10/2020	$13,857	$17,623
11/2020	$16,280	$19,552
12/2020	$17,155	$20,304
01/2021	$16,958	$20,099
02/2021	$18,712	$20,653
03/2021	$19,768	$21,558
04/2021	$20,809	$22,708
05/2021	$21,563	$22,867
06/2021	$21,491	$23,401
07/2021	$21,626	$23,956
08/2021	$22,326	$24,685
09/2021	$21,833	$23,537
10/2021	$23,071	$25,186
11/2021	$21,815	$25,011
12/2021	$22,814	$26,132
01/2022	$22,688	$24,780
02/2022	$22,348	$24,038
03/2022	$22,261	$24,931
04/2022	$20,254	$22,757
05/2022	$20,895	$22,798
06/2022	$18,290	$20,916
07/2022	$20,056	$22,845
08/2022	$19,819	$21,913
09/2022	$17,837	$19,895
10/2022	$19,790	$21,506
11/2022	$20,895	$22,708
12/2022	$19,626	$21,399
01/2023	$22,147	$22,744
02/2023	$21,537	$22,189
03/2023	$21,150	$23,004
04/2023	$21,479	$23,363
05/2023	$21,338	$23,464
06/2023	$22,968	$25,015
07/2023	$24,222	$25,818
08/2023	$23,648	$25,407
09/2023	$22,674	$24,196
10/2023	$21,889	$23,687
11/2023	$23,964	$25,850
12/2023	$25,512	$27,025
01/2024	$25,669	$27,479
02/2024	$26,550	$28,946
03/2024	$28,198	$29,878
04/2024	$26,922	$28,657
05/2024	$27,148	$30,078
06/2024	$26,997	$31,157
07/2024	$28,749	$31,537
08/2024	$29,022	$32,302
09/2024	$28,985	$32,992
10/2024	$29,220	$32,692
11/2024	$31,302	$34,611
12/2024	$29,545	$33,786
01/2025	$31,067	$34,727
02/2025	$30,937	$34,274
03/2025	$29,906	$32,343
04/2025	$28,660	$32,124
05/2025	$30,037	$34,146
06/2025	$31,373	$35,882
07/2025	$31,486	$36,687
08/2025	$32,577	$37,431
09/2025	$32,404	$38,797
10/2025	$31,822	$39,706
11/2025	$32,557	$39,803
12/2025	$33,936	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class C at NAV	14.03%	14.28%	13.00%	9.07%
Class C with 1.00% CDSCFootnote Reference1	13.03%	14.28%	13.00%	9.07%
S&P 500® Index	17.88%	14.42%	14.82%	-%

Performance Inception Date	Jul. 18, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,201,372,537
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 6,762,075
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,201,372,537
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$6,762,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	47.1%
Beverages	3.4%
Health Care Equipment & Supplies	4.6%
Consumer Finance	5.0%
Financial Services	5.1%
Insurance	6.6%
Banks	8.1%
Capital Markets	9.5%
Oil, Gas & Consumable Fuels	10.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

ConocoPhillips	2.8%
Airbnb, Inc., Class A	2.8%
Merck & Co., Inc.	2.7%
Intercontinental Exchange, Inc.	2.7%
Willis Towers Watson PLC	2.7%
Salesforce, Inc.	2.7%
Targa Resources Corp.	2.7%
Citigroup, Inc.	2.6%
Keurig Dr. Pepper, Inc.	2.5%
Elevance Health, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190720
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class N
Trading Symbol	NOANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$79	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Warner Bros Discovery was a contributor during the year. The media group’s stock price surged as multiple parties submitted offers to acquire parts of the business. WBD agreed to sell its Streaming and Studios business to Netflix and spin off the Global Networks business to shareholders. Paramount Skydance made a direct $30 per share offer for the entire company. We are pleased with the WBD board's steps to unlock shareholder value and will continue to monitor developments and appreciate WBD's solid results throughout the year.

Alphabet was a contributor during the year. The technology conglomerate, saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case. Innovations in Google Search are boosting engagement and revenue, while Cloud growth is accelerating with strong AI workload demand. We believe Alphabet is undervalued and see potential for its AI leadership to drive further portfolio gains.

Top Detractors from Performance

Fiserv was a detractor during the year. The financial software and payment processing company’s stock dropped after disappointing Q3 earnings and reduced growth expectations. Despite this, the company remains strong with valuable assets. Recent management upgrades and insider stock purchases are positive signs. New management expects mid-single-digit revenue growth and double-digit earnings per share (EPS) growth in 2026. With shares trading at a low EPS multiple, the risk/reward is attractive.

Centene was another detractor during the year. The managed care company’s stock price stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its Medicaid and Marketplace businesses. While the current valuation suggests structural issues, we believe these are temporary. However, we eliminated our position in favor of more attractive managed care stocks.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index
05/2017	$10,000	$10,000
05/2017	$10,099	$10,123
06/2017	$10,303	$10,186
07/2017	$10,584	$10,396
08/2017	$10,523	$10,428
09/2017	$10,899	$10,643
10/2017	$11,146	$10,891
11/2017	$11,340	$11,225
12/2017	$11,546	$11,350
01/2018	$12,357	$12,000
02/2018	$11,814	$11,557
03/2018	$11,426	$11,264
04/2018	$11,428	$11,307
05/2018	$11,700	$11,579
06/2018	$11,678	$11,651
07/2018	$11,981	$12,084
08/2018	$12,194	$12,478
09/2018	$12,162	$12,549
10/2018	$11,052	$11,691
11/2018	$11,243	$11,929
12/2018	$10,092	$10,852
01/2019	$11,288	$11,722
02/2019	$11,466	$12,098
03/2019	$11,392	$12,333
04/2019	$12,049	$12,833
05/2019	$10,916	$12,017
06/2019	$11,776	$12,864
07/2019	$11,930	$13,049
08/2019	$11,266	$12,842
09/2019	$11,518	$13,083
10/2019	$11,884	$13,366
11/2019	$12,487	$13,851
12/2019	$12,832	$14,269
01/2020	$12,476	$14,264
02/2020	$11,429	$13,090
03/2020	$9,023	$11,473
04/2020	$10,482	$12,944
05/2020	$10,953	$13,560
06/2020	$11,088	$13,830
07/2020	$11,466	$14,609
08/2020	$12,277	$15,660
09/2020	$11,758	$15,065
10/2020	$11,736	$14,664
11/2020	$13,796	$16,269
12/2020	$14,553	$16,895
01/2021	$14,406	$16,724
02/2021	$15,901	$17,185
03/2021	$16,825	$17,938
04/2021	$17,734	$18,895
05/2021	$18,389	$19,027
06/2021	$18,347	$19,471
07/2021	$18,477	$19,934
08/2021	$19,091	$20,540
09/2021	$18,690	$19,585
10/2021	$19,770	$20,957
11/2021	$18,707	$20,812
12/2021	$19,579	$21,744
01/2022	$19,491	$20,619
02/2022	$19,214	$20,002
03/2022	$19,151	$20,744
04/2022	$17,442	$18,935
05/2022	$18,015	$18,970
06/2022	$15,781	$17,404
07/2022	$17,321	$19,009
08/2022	$17,130	$18,234
09/2022	$15,431	$16,555
10/2022	$17,130	$17,895
11/2022	$18,104	$18,895
12/2022	$17,022	$17,806
01/2023	$19,230	$18,925
02/2023	$18,713	$18,463
03/2023	$18,392	$19,141
04/2023	$18,684	$19,440
05/2023	$18,589	$19,524
06/2023	$20,025	$20,815
07/2023	$21,133	$21,483
08/2023	$20,652	$21,141
09/2023	$19,821	$20,133
10/2023	$19,150	$19,710
11/2023	$20,987	$21,510
12/2023	$22,360	$22,487
01/2024	$22,503	$22,865
02/2024	$23,288	$24,086
03/2024	$24,737	$24,861
04/2024	$23,625	$23,845
05/2024	$23,830	$25,028
06/2024	$23,701	$25,926
07/2024	$25,241	$26,241
08/2024	$25,484	$26,878
09/2024	$25,462	$27,452
10/2024	$25,674	$27,203
11/2024	$27,510	$28,800
12/2024	$25,974	$28,113
01/2025	$27,318	$28,896
02/2025	$27,213	$28,519
03/2025	$26,320	$26,912
04/2025	$25,223	$26,730
05/2025	$26,442	$28,412
06/2025	$27,629	$29,857
07/2025	$27,735	$30,527
08/2025	$28,700	$31,146
09/2025	$28,553	$32,283
10/2025	$28,046	$33,039
11/2025	$28,700	$33,120
12/2025	$29,923	$33,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	15.20%	15.51%	13.48%
S&P 500® Index	17.88%	14.42%	14.77%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,201,372,537
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 6,762,075
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,201,372,537
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$6,762,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	47.1%
Beverages	3.4%
Health Care Equipment & Supplies	4.6%
Consumer Finance	5.0%
Financial Services	5.1%
Insurance	6.6%
Banks	8.1%
Capital Markets	9.5%
Oil, Gas & Consumable Fuels	10.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

ConocoPhillips	2.8%
Airbnb, Inc., Class A	2.8%
Merck & Co., Inc.	2.7%
Intercontinental Exchange, Inc.	2.7%
Willis Towers Watson PLC	2.7%
Salesforce, Inc.	2.7%
Targa Resources Corp.	2.7%
Citigroup, Inc.	2.6%
Keurig Dr. Pepper, Inc.	2.5%
Elevance Health, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000021805
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class Y
Trading Symbol	NEOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$84	0.78%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Warner Bros Discovery was a contributor during the year. The media group’s stock price surged as multiple parties submitted offers to acquire parts of the business. WBD agreed to sell its Streaming and Studios business to Netflix and spin off the Global Networks business to shareholders. Paramount Skydance made a direct $30 per share offer for the entire company. We are pleased with the WBD board's steps to unlock shareholder value and will continue to monitor developments and appreciate WBD's solid results throughout the year.

Alphabet was a contributor during the year. The technology conglomerate, saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case. Innovations in Google Search are boosting engagement and revenue, while Cloud growth is accelerating with strong AI workload demand. We believe Alphabet is undervalued and see potential for its AI leadership to drive further portfolio gains.

Top Detractors from Performance

Fiserv was a detractor during the year. The financial software and payment processing company’s stock dropped after disappointing Q3 earnings and reduced growth expectations. Despite this, the company remains strong with valuable assets. Recent management upgrades and insider stock purchases are positive signs. New management expects mid-single-digit revenue growth and double-digit earnings per share (EPS) growth in 2026. With shares trading at a low EPS multiple, the risk/reward is attractive.

Centene was another detractor during the year. The managed care company’s stock price stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its Medicaid and Marketplace businesses. While the current valuation suggests structural issues, we believe these are temporary. However, we eliminated our position in favor of more attractive managed care stocks.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	S&P 500® Index
12/2015	$10,000	$10,000
01/2016	$9,276	$9,504
02/2016	$9,158	$9,491
03/2016	$9,934	$10,135
04/2016	$10,109	$10,174
05/2016	$10,323	$10,357
06/2016	$10,062	$10,384
07/2016	$10,594	$10,766
08/2016	$10,819	$10,782
09/2016	$10,960	$10,784
10/2016	$10,908	$10,587
11/2016	$11,680	$10,979
12/2016	$11,869	$11,196
01/2017	$12,023	$11,408
02/2017	$12,358	$11,861
03/2017	$12,353	$11,875
04/2017	$12,438	$11,997
05/2017	$12,578	$12,166
06/2017	$12,831	$12,242
07/2017	$13,176	$12,494
08/2017	$13,100	$12,532
09/2017	$13,569	$12,790
10/2017	$13,870	$13,089
11/2017	$14,107	$13,490
12/2017	$14,367	$13,640
01/2018	$15,371	$14,421
02/2018	$14,695	$13,890
03/2018	$14,212	$13,537
04/2018	$14,209	$13,589
05/2018	$14,542	$13,916
06/2018	$14,508	$14,002
07/2018	$14,892	$14,523
08/2018	$15,151	$14,996
09/2018	$15,112	$15,081
10/2018	$13,736	$14,050
11/2018	$13,967	$14,337
12/2018	$12,533	$13,042
01/2019	$14,022	$14,087
02/2019	$14,242	$14,540
03/2019	$14,150	$14,822
04/2019	$14,961	$15,422
05/2019	$13,552	$14,442
06/2019	$14,615	$15,460
07/2019	$14,814	$15,682
08/2019	$13,987	$15,434
09/2019	$14,295	$15,723
10/2019	$14,750	$16,063
11/2019	$15,499	$16,646
12/2019	$15,924	$17,149
01/2020	$15,482	$17,142
02/2020	$14,181	$15,731
03/2020	$11,197	$13,788
04/2020	$13,004	$15,555
05/2020	$13,589	$16,296
06/2020	$13,750	$16,620
07/2020	$14,220	$17,558
08/2020	$15,221	$18,820
09/2020	$14,576	$18,105
10/2020	$14,549	$17,623
11/2020	$17,108	$19,552
12/2020	$18,038	$20,304
01/2021	$17,856	$20,099
02/2021	$19,712	$20,653
03/2021	$20,838	$21,558
04/2021	$21,958	$22,708
05/2021	$22,772	$22,867
06/2021	$22,713	$23,401
07/2021	$22,874	$23,956
08/2021	$23,636	$24,685
09/2021	$23,138	$23,537
10/2021	$24,471	$25,186
11/2021	$23,153	$25,011
12/2021	$24,235	$26,132
01/2022	$24,125	$24,780
02/2022	$23,782	$24,038
03/2022	$23,704	$24,931
04/2022	$21,582	$22,757
05/2022	$22,293	$22,798
06/2022	$19,527	$20,916
07/2022	$21,432	$22,845
08/2022	$21,195	$21,913
09/2022	$19,093	$19,895
10/2022	$21,195	$21,506
11/2022	$22,396	$22,708
12/2022	$21,060	$21,399
01/2023	$23,782	$22,744
02/2023	$23,149	$22,189
03/2023	$22,751	$23,004
04/2023	$23,113	$23,363
05/2023	$22,996	$23,464
06/2023	$24,768	$25,015
07/2023	$26,134	$25,818
08/2023	$25,546	$25,407
09/2023	$24,515	$24,196
10/2023	$23,683	$23,687
11/2023	$25,953	$25,850
12/2023	$27,649	$27,025
01/2024	$27,827	$27,479
02/2024	$28,791	$28,946
03/2024	$30,589	$29,878
04/2024	$29,210	$28,657
05/2024	$29,464	$30,078
06/2024	$29,295	$31,157
07/2024	$31,206	$31,537
08/2024	$31,507	$32,302
09/2024	$31,469	$32,992
10/2024	$31,733	$32,692
11/2024	$34,002	$34,611
12/2024	$32,110	$33,786
01/2025	$33,766	$34,727
02/2025	$33,636	$34,274
03/2025	$32,519	$32,343
04/2025	$31,168	$32,124
05/2025	$32,670	$34,146
06/2025	$34,131	$35,882
07/2025	$34,263	$36,687
08/2025	$35,461	$37,431
09/2025	$35,278	$38,797
10/2025	$34,659	$39,706
11/2025	$35,461	$39,803
12/2025	$36,973	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class Y	15.15%	15.43%	13.97%	7.79%
S&P 500® Index	17.88%	14.42%	14.82%	-%

Performance Inception Date	Jul. 18, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 1,201,372,537
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 6,762,075
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,201,372,537
# of Portfolio Holdings (including overnight repurchase agreements)	56
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$6,762,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	47.1%
Beverages	3.4%
Health Care Equipment & Supplies	4.6%
Consumer Finance	5.0%
Financial Services	5.1%
Insurance	6.6%
Banks	8.1%
Capital Markets	9.5%
Oil, Gas & Consumable Fuels	10.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

ConocoPhillips	2.8%
Airbnb, Inc., Class A	2.8%
Merck & Co., Inc.	2.7%
Intercontinental Exchange, Inc.	2.7%
Willis Towers Watson PLC	2.7%
Salesforce, Inc.	2.7%
Targa Resources Corp.	2.7%
Citigroup, Inc.	2.6%
Keurig Dr. Pepper, Inc.	2.5%
Elevance Health, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069913
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class A
Trading Symbol	VNVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$122	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection and an underweight position within Real Estate, an underperforming sector, also contributed to performance with Cushman & Wakefield leading.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was the portfolio’s underweight position within Communication Services, an outperforming sector.

•The portfolio's selection within Consumer Staples also negatively impacted performance. BJ's Wholesale Club Holdings, Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Utilities, and Consumer Discretionary while underweight Real Estate, Health Care, Energy, Communication Services, Materials, Consumer Staples, Financials, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell Midcap® Value Index
12/2015	$9,426	$10,000	$10,000
01/2016	$8,608	$9,436	$9,447
02/2016	$8,556	$9,433	$9,514
03/2016	$9,285	$10,097	$10,392
04/2016	$9,369	$10,159	$10,615
05/2016	$9,505	$10,341	$10,789
06/2016	$9,224	$10,362	$10,887
07/2016	$9,655	$10,774	$11,348
08/2016	$9,757	$10,801	$11,324
09/2016	$9,728	$10,818	$11,372
10/2016	$9,326	$10,584	$11,096
11/2016	$9,931	$11,058	$11,790
12/2016	$9,978	$11,274	$12,000
01/2017	$10,153	$11,486	$12,202
02/2017	$10,415	$11,913	$12,542
03/2017	$10,391	$11,921	$12,451
04/2017	$10,274	$12,047	$12,475
05/2017	$10,221	$12,171	$12,436
06/2017	$10,361	$12,280	$12,621
07/2017	$10,444	$12,512	$12,788
08/2017	$10,376	$12,536	$12,549
09/2017	$10,735	$12,842	$12,892
10/2017	$10,896	$13,122	$12,995
11/2017	$11,090	$13,521	$13,435
12/2017	$11,267	$13,656	$13,601
01/2018	$11,646	$14,375	$13,913
02/2018	$11,054	$13,846	$13,228
03/2018	$10,999	$13,568	$13,261
04/2018	$11,012	$13,619	$13,326
05/2018	$11,229	$14,004	$13,471
06/2018	$11,194	$14,095	$13,580
07/2018	$11,461	$14,563	$13,949
08/2018	$11,768	$15,074	$14,139
09/2018	$11,758	$15,099	$14,027
10/2018	$10,473	$13,988	$13,017
11/2018	$10,705	$14,268	$13,329
12/2018	$9,453	$12,940	$11,930
01/2019	$10,438	$14,051	$13,158
02/2019	$10,885	$14,545	$13,576
03/2019	$10,830	$14,757	$13,644
04/2019	$11,207	$15,346	$14,094
05/2019	$10,777	$14,353	$13,189
06/2019	$11,337	$15,361	$14,080
07/2019	$11,457	$15,590	$14,197
08/2019	$11,441	$15,272	$13,696
09/2019	$11,566	$15,540	$14,252
10/2019	$11,588	$15,874	$14,328
11/2019	$11,985	$16,478	$14,710
12/2019	$12,309	$16,954	$15,158
01/2020	$12,249	$16,935	$14,863
02/2020	$11,271	$15,549	$13,391
03/2020	$8,828	$13,410	$10,352
04/2020	$10,062	$15,187	$11,734
05/2020	$10,619	$15,999	$12,278
06/2020	$10,483	$16,364	$12,416
07/2020	$10,938	$17,294	$13,003
08/2020	$11,433	$18,546	$13,518
09/2020	$11,109	$17,871	$13,211
10/2020	$11,183	$17,485	$13,334
11/2020	$12,970	$19,613	$15,207
12/2020	$13,597	$20,495	$15,910
01/2021	$13,335	$20,404	$15,874
02/2021	$14,202	$21,042	$17,104
03/2021	$14,989	$21,796	$17,987
04/2021	$15,815	$22,919	$18,857
05/2021	$16,004	$23,024	$19,229
06/2021	$15,941	$23,592	$19,005
07/2021	$15,878	$23,991	$19,123
08/2021	$16,137	$24,675	$19,532
09/2021	$15,537	$23,568	$18,813
10/2021	$16,187	$25,161	$19,815
11/2021	$15,625	$24,778	$19,213
12/2021	$16,495	$25,754	$20,419
01/2022	$15,689	$24,239	$19,547
02/2022	$15,972	$23,628	$19,456
03/2022	$15,878	$24,395	$20,047
04/2022	$14,987	$22,206	$18,856
05/2022	$15,455	$22,176	$19,218
06/2022	$14,109	$20,321	$17,105
07/2022	$15,083	$22,227	$18,578
08/2022	$14,682	$21,397	$18,009
09/2022	$13,387	$19,413	$16,262
10/2022	$14,339	$21,005	$17,798
11/2022	$15,433	$22,102	$18,924
12/2022	$14,714	$20,808	$17,962
01/2023	$15,530	$22,241	$19,413
02/2023	$15,231	$21,721	$18,791
03/2023	$14,909	$22,302	$18,199
04/2023	$15,081	$22,539	$18,201
05/2023	$14,586	$22,627	$17,393
06/2023	$15,478	$24,172	$18,902
07/2023	$15,643	$25,039	$19,725
08/2023	$15,440	$24,555	$19,027
09/2023	$14,804	$23,386	$18,059
10/2023	$14,317	$22,766	$17,164
11/2023	$15,778	$24,888	$18,783
12/2023	$17,107	$26,209	$20,246
01/2024	$17,001	$26,499	$19,883
02/2024	$18,369	$27,933	$20,833
03/2024	$19,068	$28,835	$21,911
04/2024	$17,967	$27,566	$20,765
05/2024	$18,237	$28,868	$21,510
06/2024	$18,094	$29,762	$21,166
07/2024	$18,989	$30,315	$22,445
08/2024	$19,222	$30,975	$22,868
09/2024	$19,801	$31,616	$23,299
10/2024	$19,944	$31,384	$23,006
11/2024	$21,936	$33,471	$24,699
12/2024	$20,248	$32,448	$22,892
01/2025	$21,393	$33,473	$23,697
02/2025	$20,088	$32,831	$23,265
03/2025	$19,296	$30,916	$22,409
04/2025	$18,744	$30,709	$21,853
05/2025	$19,800	$32,655	$22,806
06/2025	$20,927	$34,314	$23,607
07/2025	$21,579	$35,070	$24,030
08/2025	$22,134	$35,881	$24,751
09/2025	$22,266	$37,120	$25,066
10/2025	$22,785	$37,915	$24,814
11/2025	$22,944	$38,019	$25,406
12/2025	$22,705	$38,012	$25,421

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 10/31/08
Class A at NAV	12.14%	10.80%	9.19%	11.20%
Class A with 5.75% MSCFootnote Reference1	5.67%	9.49%	8.55%	10.81%
Russell 3000® Index	17.15%	13.15%	14.29%	-%
Russell Midcap® Value Index	11.05%	9.83%	9.78%	-%

Performance Inception Date	Oct. 31, 2008
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 155,116,570
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,383,880
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,116,570
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	163%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,383,880

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.7%
Hotels, Restaurants & Leisure	3.2%
Consumer Staples Distribution & Retail	3.3%
Life Sciences Tools & Services	3.4%
Electronic Equipment, Instruments & Components	3.5%
Specialty Retail	3.7%
Household Durables	4.4%
Semiconductors & Semiconductor Equipment	4.7%
Construction & Engineering	5.2%
Aerospace & Defense	5.4%
Multi-Utilities	5.4%
Electric Utilities	5.5%
Capital Markets	6.1%
Banks	6.6%
Electrical Equipment	8.7%
Machinery	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Hubbell, Inc.	3.8%
Zions Bancorp NA	3.4%
Burlington Stores, Inc.	2.9%
Monolithic Power Systems, Inc.	2.8%
Alliant Energy Corp.	2.8%
Nasdaq, Inc.	2.7%
WEC Energy Group, Inc.	2.7%
Evergy, Inc.	2.7%
CMS Energy Corp.	2.7%
Curtiss-Wright Corp.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069914
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class C
Trading Symbol	VNVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$201	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection and an underweight position within Real Estate, an underperforming sector, also contributed to performance with Cushman & Wakefield leading.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was the portfolio’s underweight position within Communication Services, an outperforming sector.

•The portfolio's selection within Consumer Staples also negatively impacted performance. BJ's Wholesale Club Holdings, Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Utilities, and Consumer Discretionary while underweight Real Estate, Health Care, Energy, Communication Services, Materials, Consumer Staples, Financials, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell Midcap® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,128	$9,436	$9,447
02/2016	$9,066	$9,433	$9,514
03/2016	$9,833	$10,097	$10,392
04/2016	$9,916	$10,159	$10,615
05/2016	$10,050	$10,341	$10,789
06/2016	$9,749	$10,362	$10,887
07/2016	$10,196	$10,774	$11,348
08/2016	$10,298	$10,801	$11,324
09/2016	$10,260	$10,818	$11,372
10/2016	$9,830	$10,584	$11,096
11/2016	$10,465	$11,058	$11,790
12/2016	$10,503	$11,274	$12,000
01/2017	$10,680	$11,486	$12,202
02/2017	$10,955	$11,913	$12,542
03/2017	$10,922	$11,921	$12,451
04/2017	$10,793	$12,047	$12,475
05/2017	$10,729	$12,171	$12,436
06/2017	$10,869	$12,280	$12,621
07/2017	$10,949	$12,512	$12,788
08/2017	$10,869	$12,536	$12,549
09/2017	$11,240	$12,842	$12,892
10/2017	$11,402	$13,122	$12,995
11/2017	$11,595	$13,521	$13,435
12/2017	$11,775	$13,656	$13,601
01/2018	$12,164	$14,375	$13,913
02/2018	$11,539	$13,846	$13,228
03/2018	$11,473	$13,568	$13,261
04/2018	$11,477	$13,619	$13,326
05/2018	$11,699	$14,004	$13,471
06/2018	$11,655	$14,095	$13,580
07/2018	$11,921	$14,563	$13,949
08/2018	$12,238	$15,074	$14,139
09/2018	$12,216	$15,099	$14,027
10/2018	$10,878	$13,988	$13,017
11/2018	$11,111	$14,268	$13,329
12/2018	$9,807	$12,940	$11,930
01/2019	$10,822	$14,051	$13,158
02/2019	$11,282	$14,545	$13,576
03/2019	$11,216	$14,757	$13,644
04/2019	$11,599	$15,346	$14,094
05/2019	$11,145	$14,353	$13,189
06/2019	$11,718	$15,361	$14,080
07/2019	$11,832	$15,590	$14,197
08/2019	$11,814	$15,272	$13,696
09/2019	$11,933	$15,540	$14,252
10/2019	$11,945	$15,874	$14,328
11/2019	$12,351	$16,478	$14,710
12/2019	$12,676	$16,954	$15,158
01/2020	$12,604	$16,935	$14,863
02/2020	$11,593	$15,549	$13,391
03/2020	$9,077	$13,410	$10,352
04/2020	$10,332	$15,187	$11,734
05/2020	$10,901	$15,999	$12,278
06/2020	$10,751	$16,364	$12,416
07/2020	$11,214	$17,294	$13,003
08/2020	$11,714	$18,546	$13,518
09/2020	$11,370	$17,871	$13,211
10/2020	$11,446	$17,485	$13,334
11/2020	$13,259	$19,613	$15,207
12/2020	$13,893	$20,495	$15,910
01/2021	$13,617	$20,404	$15,874
02/2021	$14,500	$21,042	$17,104
03/2021	$15,293	$21,796	$17,987
04/2021	$16,123	$22,919	$18,857
05/2021	$16,311	$23,024	$19,229
06/2021	$16,227	$23,592	$19,005
07/2021	$16,158	$23,991	$19,123
08/2021	$16,409	$24,675	$19,532
09/2021	$15,788	$23,568	$18,813
10/2021	$16,437	$25,161	$19,815
11/2021	$15,857	$24,778	$19,213
12/2021	$16,733	$25,754	$20,419
01/2022	$15,904	$24,239	$19,547
02/2022	$16,188	$23,628	$19,456
03/2022	$16,074	$24,395	$20,047
04/2022	$15,167	$22,206	$18,856
05/2022	$15,626	$22,176	$19,218
06/2022	$14,257	$20,321	$17,105
07/2022	$15,233	$22,227	$18,578
08/2022	$14,816	$21,397	$18,009
09/2022	$13,506	$19,413	$16,262
10/2022	$14,457	$21,005	$17,798
11/2022	$15,551	$22,102	$18,924
12/2022	$14,816	$20,808	$17,962
01/2023	$15,626	$22,241	$19,413
02/2023	$15,317	$21,721	$18,791
03/2023	$14,975	$22,302	$18,199
04/2023	$15,150	$22,539	$18,201
05/2023	$14,641	$22,627	$17,393
06/2023	$15,526	$24,172	$18,902
07/2023	$15,684	$25,039	$19,725
08/2023	$15,467	$24,555	$19,027
09/2023	$14,816	$23,386	$18,059
10/2023	$14,324	$22,766	$17,164
11/2023	$15,776	$24,888	$18,783
12/2023	$17,095	$26,209	$20,246
01/2024	$16,980	$26,499	$19,883
02/2024	$18,346	$27,933	$20,833
03/2024	$19,044	$28,835	$21,911
04/2024	$17,943	$27,566	$20,765
05/2024	$18,214	$28,868	$21,510
06/2024	$18,071	$29,762	$21,166
07/2024	$18,964	$30,315	$22,445
08/2024	$19,197	$30,975	$22,868
09/2024	$19,775	$31,616	$23,299
10/2024	$19,918	$31,384	$23,006
11/2024	$21,907	$33,471	$24,699
12/2024	$20,221	$32,448	$22,892
01/2025	$21,365	$33,473	$23,697
02/2025	$20,062	$32,831	$23,265
03/2025	$19,271	$30,916	$22,409
04/2025	$18,720	$30,709	$21,853
05/2025	$19,775	$32,655	$22,806
06/2025	$20,900	$34,314	$23,607
07/2025	$21,551	$35,070	$24,030
08/2025	$22,105	$35,881	$24,751
09/2025	$22,237	$37,120	$25,066
10/2025	$22,756	$37,915	$24,814
11/2025	$22,914	$38,019	$25,406
12/2025	$22,675	$38,012	$25,421

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 10/23/08
Class C at NAV	11.30%	9.98%	8.53%	10.81%
Class C with 1.00% CDSCFootnote Reference1	10.59%	9.98%	8.53%	10.81%
Russell 3000® Index	17.15%	13.15%	14.29%	-%
Russell Midcap® Value Index	11.05%	9.83%	9.78%	-%

Performance Inception Date	Oct. 23, 2008
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 155,116,570
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,383,880
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,116,570
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	163%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,383,880

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.7%
Hotels, Restaurants & Leisure	3.2%
Consumer Staples Distribution & Retail	3.3%
Life Sciences Tools & Services	3.4%
Electronic Equipment, Instruments & Components	3.5%
Specialty Retail	3.7%
Household Durables	4.4%
Semiconductors & Semiconductor Equipment	4.7%
Construction & Engineering	5.2%
Aerospace & Defense	5.4%
Multi-Utilities	5.4%
Electric Utilities	5.5%
Capital Markets	6.1%
Banks	6.6%
Electrical Equipment	8.7%
Machinery	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Hubbell, Inc.	3.8%
Zions Bancorp NA	3.4%
Burlington Stores, Inc.	2.9%
Monolithic Power Systems, Inc.	2.8%
Alliant Energy Corp.	2.8%
Nasdaq, Inc.	2.7%
WEC Energy Group, Inc.	2.7%
Evergy, Inc.	2.7%
CMS Energy Corp.	2.7%
Curtiss-Wright Corp.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000128764
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class N
Trading Symbol	VNVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$90	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection and an underweight position within Real Estate, an underperforming sector, also contributed to performance with Cushman & Wakefield leading.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was the portfolio’s underweight position within Communication Services, an outperforming sector.

•The portfolio's selection within Consumer Staples also negatively impacted performance. BJ's Wholesale Club Holdings, Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Utilities, and Consumer Discretionary while underweight Real Estate, Health Care, Energy, Communication Services, Materials, Consumer Staples, Financials, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Russell 3000® Index	Russell Midcap® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,136	$9,436	$9,447
02/2016	$9,082	$9,433	$9,514
03/2016	$9,862	$10,097	$10,392
04/2016	$9,955	$10,159	$10,615
05/2016	$10,098	$10,341	$10,789
06/2016	$9,808	$10,362	$10,887
07/2016	$10,265	$10,774	$11,348
08/2016	$10,377	$10,801	$11,324
09/2016	$10,347	$10,818	$11,372
10/2016	$9,925	$10,584	$11,096
11/2016	$10,575	$11,058	$11,790
12/2016	$10,621	$11,274	$12,000
01/2017	$10,811	$11,486	$12,202
02/2017	$11,092	$11,913	$12,542
03/2017	$11,072	$11,921	$12,451
04/2017	$10,949	$12,047	$12,475
05/2017	$10,898	$12,171	$12,436
06/2017	$11,051	$12,280	$12,621
07/2017	$11,138	$12,512	$12,788
08/2017	$11,072	$12,536	$12,549
09/2017	$11,461	$12,842	$12,892
10/2017	$11,635	$13,122	$12,995
11/2017	$11,845	$13,521	$13,435
12/2017	$12,035	$13,656	$13,601
01/2018	$12,446	$14,375	$13,913
02/2018	$11,814	$13,846	$13,228
03/2018	$11,762	$13,568	$13,261
04/2018	$11,776	$13,619	$13,326
05/2018	$12,016	$14,004	$13,471
06/2018	$11,978	$14,095	$13,580
07/2018	$12,266	$14,563	$13,949
08/2018	$12,602	$15,074	$14,139
09/2018	$12,591	$15,099	$14,027
10/2018	$11,221	$13,988	$13,017
11/2018	$11,472	$14,268	$13,329
12/2018	$10,136	$12,940	$11,930
01/2019	$11,199	$14,051	$13,158
02/2019	$11,684	$14,545	$13,576
03/2019	$11,621	$14,757	$13,644
04/2019	$12,032	$15,346	$14,094
05/2019	$11,570	$14,353	$13,189
06/2019	$12,177	$15,361	$14,080
07/2019	$12,310	$15,590	$14,197
08/2019	$12,298	$15,272	$13,696
09/2019	$12,437	$15,540	$14,252
10/2019	$12,460	$15,874	$14,328
11/2019	$12,899	$16,478	$14,710
12/2019	$13,244	$16,954	$15,158
01/2020	$13,186	$16,935	$14,863
02/2020	$12,134	$15,549	$13,391
03/2020	$9,510	$13,410	$10,352
04/2020	$10,840	$15,187	$11,734
05/2020	$11,446	$15,999	$12,278
06/2020	$11,300	$16,364	$12,416
07/2020	$11,791	$17,294	$13,003
08/2020	$12,330	$18,546	$13,518
09/2020	$11,979	$17,871	$13,211
10/2020	$12,063	$17,485	$13,334
11/2020	$13,995	$19,613	$15,207
12/2020	$14,679	$20,495	$15,910
01/2021	$14,399	$20,404	$15,874
02/2021	$15,337	$21,042	$17,104
03/2021	$16,188	$21,796	$17,987
04/2021	$17,089	$22,919	$18,857
05/2021	$17,297	$23,024	$19,229
06/2021	$17,230	$23,592	$19,005
07/2021	$17,170	$23,991	$19,123
08/2021	$17,452	$24,675	$19,532
09/2021	$16,806	$23,568	$18,813
10/2021	$17,513	$25,161	$19,815
11/2021	$16,914	$24,778	$19,213
12/2021	$17,864	$25,754	$20,419
01/2022	$16,988	$24,239	$19,547
02/2022	$17,306	$23,628	$19,456
03/2022	$17,197	$24,395	$20,047
04/2022	$16,239	$22,206	$18,856
05/2022	$16,747	$22,176	$19,218
06/2022	$15,295	$20,321	$17,105
07/2022	$16,358	$22,227	$18,578
08/2022	$15,922	$21,397	$18,009
09/2022	$14,526	$19,413	$16,262
10/2022	$15,565	$21,005	$17,798
11/2022	$16,755	$22,102	$18,924
12/2022	$15,981	$20,808	$17,962
01/2023	$16,870	$22,241	$19,413
02/2023	$16,549	$21,721	$18,791
03/2023	$16,197	$22,302	$18,199
04/2023	$16,397	$22,539	$18,201
05/2023	$15,860	$22,627	$17,393
06/2023	$16,838	$24,172	$18,902
07/2023	$17,014	$25,039	$19,725
08/2023	$16,806	$24,555	$19,027
09/2023	$16,109	$23,386	$18,059
10/2023	$15,588	$22,766	$17,164
11/2023	$17,174	$24,888	$18,783
12/2023	$18,628	$26,209	$20,246
01/2024	$18,523	$26,499	$19,883
02/2024	$20,014	$27,933	$20,833
03/2024	$20,779	$28,835	$21,911
04/2024	$19,590	$27,566	$20,765
05/2024	$19,888	$28,868	$21,510
06/2024	$19,735	$29,762	$21,166
07/2024	$20,718	$30,315	$22,445
08/2024	$20,976	$30,975	$22,868
09/2024	$21,612	$31,616	$23,299
10/2024	$21,782	$31,384	$23,006
11/2024	$23,949	$33,471	$24,699
12/2024	$22,124	$32,448	$22,892
01/2025	$23,376	$33,473	$23,697
02/2025	$21,953	$32,831	$23,265
03/2025	$21,097	$30,916	$22,409
04/2025	$20,498	$30,709	$21,853
05/2025	$21,665	$32,655	$22,806
06/2025	$22,897	$34,314	$23,607
07/2025	$23,612	$35,070	$24,030
08/2025	$24,233	$35,881	$24,751
09/2025	$24,383	$37,120	$25,066
10/2025	$24,948	$37,915	$24,814
11/2025	$25,136	$38,019	$25,406
12/2025	$24,875	$38,012	$25,421

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 5/1/13
Class N	12.44%	11.13%	9.54%	9.97%
Russell 3000® Index	17.15%	13.15%	14.29%	-%
Russell Midcap® Value Index	11.05%	9.83%	9.78%	-%

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 155,116,570
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,383,880
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,116,570
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	163%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,383,880

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.7%
Hotels, Restaurants & Leisure	3.2%
Consumer Staples Distribution & Retail	3.3%
Life Sciences Tools & Services	3.4%
Electronic Equipment, Instruments & Components	3.5%
Specialty Retail	3.7%
Household Durables	4.4%
Semiconductors & Semiconductor Equipment	4.7%
Construction & Engineering	5.2%
Aerospace & Defense	5.4%
Multi-Utilities	5.4%
Electric Utilities	5.5%
Capital Markets	6.1%
Banks	6.6%
Electrical Equipment	8.7%
Machinery	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Hubbell, Inc.	3.8%
Zions Bancorp NA	3.4%
Burlington Stores, Inc.	2.9%
Monolithic Power Systems, Inc.	2.8%
Alliant Energy Corp.	2.8%
Nasdaq, Inc.	2.7%
WEC Energy Group, Inc.	2.7%
Evergy, Inc.	2.7%
CMS Energy Corp.	2.7%
Curtiss-Wright Corp.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069915
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class Y
Trading Symbol	VNVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$96	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection and an underweight position within Real Estate, an underperforming sector, also contributed to performance with Cushman & Wakefield leading.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was the portfolio’s underweight position within Communication Services, an outperforming sector.

•The portfolio's selection within Consumer Staples also negatively impacted performance. BJ's Wholesale Club Holdings, Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Utilities, and Consumer Discretionary while underweight Real Estate, Health Care, Energy, Communication Services, Materials, Consumer Staples, Financials, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell Midcap® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,137	$9,436	$9,447
02/2016	$9,082	$9,433	$9,514
03/2016	$9,862	$10,097	$10,392
04/2016	$9,950	$10,159	$10,615
05/2016	$10,098	$10,341	$10,789
06/2016	$9,803	$10,362	$10,887
07/2016	$10,260	$10,774	$11,348
08/2016	$10,372	$10,801	$11,324
09/2016	$10,341	$10,818	$11,372
10/2016	$9,920	$10,584	$11,096
11/2016	$10,565	$11,058	$11,790
12/2016	$10,614	$11,274	$12,000
01/2017	$10,803	$11,486	$12,202
02/2017	$11,084	$11,913	$12,542
03/2017	$11,064	$11,921	$12,451
04/2017	$10,941	$12,047	$12,475
05/2017	$10,885	$12,171	$12,436
06/2017	$11,038	$12,280	$12,621
07/2017	$11,125	$12,512	$12,788
08/2017	$11,059	$12,536	$12,549
09/2017	$11,442	$12,842	$12,892
10/2017	$11,616	$13,122	$12,995
11/2017	$11,825	$13,521	$13,435
12/2017	$12,015	$13,656	$13,601
01/2018	$12,424	$14,375	$13,913
02/2018	$11,794	$13,846	$13,228
03/2018	$11,736	$13,568	$13,261
04/2018	$11,751	$13,619	$13,326
05/2018	$11,990	$14,004	$13,471
06/2018	$11,953	$14,095	$13,580
07/2018	$12,240	$14,563	$13,949
08/2018	$12,569	$15,074	$14,139
09/2018	$12,564	$15,099	$14,027
10/2018	$11,192	$13,988	$13,017
11/2018	$11,442	$14,268	$13,329
12/2018	$10,111	$12,940	$11,930
01/2019	$11,164	$14,051	$13,158
02/2019	$11,647	$14,545	$13,576
03/2019	$11,590	$14,757	$13,644
04/2019	$11,994	$15,346	$14,094
05/2019	$11,539	$14,353	$13,189
06/2019	$12,137	$15,361	$14,080
07/2019	$12,270	$15,590	$14,197
08/2019	$12,258	$15,272	$13,696
09/2019	$12,396	$15,540	$14,252
10/2019	$12,419	$15,874	$14,328
11/2019	$12,851	$16,478	$14,710
12/2019	$13,196	$16,954	$15,158
01/2020	$13,138	$16,935	$14,863
02/2020	$12,091	$15,549	$13,391
03/2020	$9,474	$13,410	$10,352
04/2020	$10,798	$15,187	$11,734
05/2020	$11,401	$15,999	$12,278
06/2020	$11,256	$16,364	$12,416
07/2020	$11,744	$17,294	$13,003
08/2020	$12,280	$18,546	$13,518
09/2020	$11,931	$17,871	$13,211
10/2020	$12,015	$17,485	$13,334
11/2020	$13,937	$19,613	$15,207
12/2020	$14,616	$20,495	$15,910
01/2021	$14,338	$20,404	$15,874
02/2021	$15,271	$21,042	$17,104
03/2021	$16,124	$21,796	$17,987
04/2021	$17,013	$22,919	$18,857
05/2021	$17,227	$23,024	$19,229
06/2021	$17,153	$23,592	$19,005
07/2021	$17,093	$23,991	$19,123
08/2021	$17,381	$24,675	$19,532
09/2021	$16,732	$23,568	$18,813
10/2021	$17,434	$25,161	$19,815
11/2021	$16,832	$24,778	$19,213
12/2021	$17,781	$25,754	$20,419
01/2022	$16,911	$24,239	$19,547
02/2022	$17,227	$23,628	$19,456
03/2022	$17,119	$24,395	$20,047
04/2022	$16,167	$22,206	$18,856
05/2022	$16,671	$22,176	$19,218
06/2022	$15,221	$20,321	$17,105
07/2022	$16,277	$22,227	$18,578
08/2022	$15,844	$21,397	$18,009
09/2022	$14,456	$19,413	$16,262
10/2022	$15,489	$21,005	$17,798
11/2022	$16,671	$22,102	$18,924
12/2022	$15,900	$20,808	$17,962
01/2023	$16,783	$22,241	$19,413
02/2023	$16,465	$21,721	$18,791
03/2023	$16,115	$22,302	$18,199
04/2023	$16,314	$22,539	$18,201
05/2023	$15,781	$22,627	$17,393
06/2023	$16,743	$24,172	$18,902
07/2023	$16,926	$25,039	$19,725
08/2023	$16,711	$24,555	$19,027
09/2023	$16,019	$23,386	$18,059
10/2023	$15,502	$22,766	$17,164
11/2023	$17,085	$24,888	$18,783
12/2023	$18,527	$26,209	$20,246
01/2024	$18,415	$26,499	$19,883
02/2024	$19,903	$27,933	$20,833
03/2024	$20,662	$28,835	$21,911
04/2024	$19,474	$27,566	$20,765
05/2024	$19,778	$28,868	$21,510
06/2024	$19,626	$29,762	$21,166
07/2024	$20,594	$30,315	$22,445
08/2024	$20,858	$30,975	$22,868
09/2024	$21,482	$31,616	$23,299
10/2024	$21,650	$31,384	$23,006
11/2024	$23,809	$33,471	$24,699
12/2024	$21,990	$32,448	$22,892
01/2025	$23,232	$33,473	$23,697
02/2025	$21,820	$32,831	$23,265
03/2025	$20,971	$30,916	$22,409
04/2025	$20,367	$30,709	$21,853
05/2025	$21,524	$32,655	$22,806
06/2025	$22,747	$34,314	$23,607
07/2025	$23,466	$35,070	$24,030
08/2025	$24,073	$35,881	$24,751
09/2025	$24,222	$37,120	$25,066
10/2025	$24,791	$37,915	$24,814
11/2025	$24,969	$38,019	$25,406
12/2025	$24,715	$38,012	$25,421

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 10/23/08
Class Y	12.39%	11.08%	9.47%	11.48%
Russell 3000® Index	17.15%	13.15%	14.29%	-%
Russell Midcap® Value Index	11.05%	9.83%	9.78%	-%

Performance Inception Date	Oct. 23, 2008
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 155,116,570
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,383,880
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,116,570
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	163%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,383,880

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.7%
Hotels, Restaurants & Leisure	3.2%
Consumer Staples Distribution & Retail	3.3%
Life Sciences Tools & Services	3.4%
Electronic Equipment, Instruments & Components	3.5%
Specialty Retail	3.7%
Household Durables	4.4%
Semiconductors & Semiconductor Equipment	4.7%
Construction & Engineering	5.2%
Aerospace & Defense	5.4%
Multi-Utilities	5.4%
Electric Utilities	5.5%
Capital Markets	6.1%
Banks	6.6%
Electrical Equipment	8.7%
Machinery	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Hubbell, Inc.	3.8%
Zions Bancorp NA	3.4%
Burlington Stores, Inc.	2.9%
Monolithic Power Systems, Inc.	2.8%
Alliant Energy Corp.	2.8%
Nasdaq, Inc.	2.7%
WEC Energy Group, Inc.	2.7%
Evergy, Inc.	2.7%
CMS Energy Corp.	2.7%
Curtiss-Wright Corp.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.